Scope of Consolidation and Non-Consolidated Entities - Additional Information (Detail)						1 Months Ended	6 Months Ended
	Jun. 01, 2023	May 31, 2023 shares	May 17, 2023 shares	Dec. 29, 2022 Product	Nov. 23, 2022	Jun. 30, 2023	Jun. 30, 2024
Disclosure of Information about Consolidated and Non-consolidated Structured Entities [Line Items]
Ownership interest in subsidiary						100.00%
Percentage of shareholding diluted of merged entity					2.40%
Cibus Global [Member]
Disclosure of Information about Consolidated and Non-consolidated Structured Entities [Line Items]
Ownership interest in subsidiary	2.90%
Cibus Global [Member] | Class A Common Stock [Member]
Disclosure of Information about Consolidated and Non-consolidated Structured Entities [Line Items]
Number of shares issued		16,527,484
Cellectis, Inc. [member]
Disclosure of Information about Consolidated and Non-consolidated Structured Entities [Line Items]
Ownership interest in subsidiary							100.00%
Cellectis, Inc. [member] | Cellectis Biologics Inc [Member]
Disclosure of Information about Consolidated and Non-consolidated Structured Entities [Line Items]
Ownership interest in subsidiary							100.00%
Calyxt [member]
Disclosure of Information about Consolidated and Non-consolidated Structured Entities [Line Items]
Ownership interest in subsidiary		48.00%
Primera Therapeutics Inc [Member]
Disclosure of Information about Consolidated and Non-consolidated Structured Entities [Line Items]
Name of associate				Primera Therapeutics, Inc.
Maximum number of exclusive license for product candidates | Product				5
Number of common stock received			234,570
Ownership interest in associate			19.00%				17.00%
Voting rights held in associate			19.00%				17.00%
Calyxt ATM Program [Member] | Cellectis, Inc. [member]
Disclosure of Information about Consolidated and Non-consolidated Structured Entities [Line Items]
Non-controlling shareholders interest		52.00%